Restricted Net Assets (Details) ¥ in Billions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 6.8
Restricted net assets as a percentage of total consolidated net assets	14.00%
PRC | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%
PRC | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations	10.00%